Organization and Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Basis Of Presentation And Organization [Line Items]
Exclusive purchase right contract term	10 years
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Basis Of Presentation And Organization [Line Items]
Percent of assets	61.00%	68.00%
Percent of liabilities	73.00%	93.00%